Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Material accounting policies
3.	Material accounting policies

a.	Cash and cash equivalents

Cash and cash equivalents include cash, bank deposits, and other highly liquid short-term interest earning bank deposits with original maturities of up to 3 months as of investment date, are convertible into a known sum of cash and subject to an insignificant risk of change of value.

b.	Financial instruments

Recognition and measurement

For IFRS 9 - Financial Instruments, the Group performs the following: (i) uses models for the classification and measurement of financial instruments; (ii) measurement of expected credit losses for financial assets; and (iii) complies with hedge accounting requirements, maintaining the main guidelines related to the recognition and derecognition of financial instruments.

Classification and measurement of financial assets

The Group classifies its financial assets under the following measurement categories: fair value through profit or loss (“FVTPL”); Fair value through other comprehensive income (FVTOCI); or amortized cost. The classification depends on the analysis performed on the business model and the SPPI (Solely Payments of Principal and Interest) test.

●	Financial instruments at amortized cost

A financial asset, if not designated at fair value through profit or loss on initial recognition, is measured at amortized cost if both of the following conditions are met:

-	It is held within a business model whose purpose is to obtain contractual cash flows; and

-	The contractual terms of financial asset represent contractual cash flows with solely payments of principal and interest.

The book value of these assets is adjusted for any recognized impairment provision; interest revenue on these financial assets is included in “Interest revenue and gains on financial instruments”, using the effective interest rate method.

●	Financial instruments at fair value through profit or loss

Financial instruments at fair value through profit or loss are comprised by financial instruments held for trading and items designated at fair value through profit or loss on initial recognition. Moreover, financial assets with contractual terms that do not only represent principal and interest payments are also measured at fair value through profit or loss.

Financial instruments measured at fair value through profit or loss are initially recognized at fair value, with costs related to the transaction being recognized in the profit or loss when incurred. Subsequently, such instruments are measured at fair value, and any gains or losses are recognized in profit or loss as they are determined.

When a financial asset is measured at fair value, a credit assessment adjustment is included to reflect the credit quality of the counterparty, representing changes in the fair value attributable to the credit risk.

At initial recognition, the financial asset or liability may be irrevocably designated, as measured at fair value through profit or loss if eliminating or reducing a measurement or recognition inconsistency (“accounting mismatch”) which may otherwise result from the measurement of assets or liabilities or the recognition of gains and losses on these assets and liabilities on a different basis.

●	Financial instruments at fair value through other comprehensive income - equity and debt instruments

Equity instruments are instruments that meet the definition of shareholders’ equity from the perspective of the issuer; that is, instruments that do not contain a contractual obligation to pay and that evidence a residual interest in the shareholders’ equity of the issuer.

Debt instruments are instruments that meet the definition of financial liability from the perspective of the issuer, such as loans, government and private bonds. The subsequent classification and measurement of debt instruments depends on the business model to manage the asset of the asset’s cash flow characteristics.

Investments in debt instruments are measured at fair value through other comprehensive income when they:

-	Have contractual terms that give rise to cash flows on specific dates, which represent only payments of principal and interest on the outstanding principal balance; and

-	They are maintained in a business model whose purpose is achieved by combining the receipt of contractual cash flows and sale of financial instrument.

These debt instruments are initially recognized at fair value plus transaction costs directly attributed and subsequently measured at fair value. Gains and losses arising from changes in fair value are recorded in other comprehensive income. Impairment gains and losses, interest revenues and foreign exchange gains and losses are recorded in the income (loss). In the settlement of the debt instrument, the gains or losses accumulated in other comprehensive income are reclassified to profit or loss.

i.	Evaluation of business model and evaluation of SPPI

The subsequent classification and measurement of debt instruments depends on the business model to manage the asset of the asset’s cash flow characteristics based on analysis of the Solely Payments of Principal and Interest (SPPI) test.

The business model reflects how the Group manages its financial assets. That is, it prospectively assesses expected losses, always using the amounts/ procedures/ methodologies/ provisions defined in our internal manuals as a criterion for allowances.

Classification of assets at amortized cost refers to assets that are held for collection of contractual, and those contractual flows represent solely payments of principal and interest and are not designated at fair value through profit or loss. They are measured at amortized cost. This category includes loans, financing (loans) and other receivables. This category also includes Securities that meet the criteria of this category. These investments are measured at amortized cost less impairment loss and revenue recognized by using the effective interest rate.

Financial assets at fair value through other comprehensive income, this category includes debt instruments which, depending on the business model, are aimed at collecting contractual cash flows or sales cash flows, and have contractual cash flows that correspond exclusively to payments of principal and interest.

Financial assets at fair value through other comprehensive income are stated at fair value with changes in fair value recognized in a separate line of “Other comprehensive income” in shareholders’ equity, less tax effects, except for expected credit losses and interest from these assets that are recognized in income (loss). When the investment is disposed, income previously accumulated in the adjustment at fair value account in shareholders’ equity is reclassified to income (loss).

ii.	Identification and evaluation of impairment

The Group measures expected credit loss model based on IFRS 9, that requires the Group to record the expected credit losses on all of its financial assets not classified as FVTPL, on a 12-month basis or over the lifetime of the instrument. In the evaluation of the expected credit losses model, the Group adopted the default criteria and significant increase of credit risk and took into consideration its current procedure for provision for expected losses, the credit risk characteristics of the operations, its business segments and customers, its historical default rate, future estimates of losses and growth indicators applicable to the Group’s area of activity.

For the default criterion, the Group adopts 90 days in arrears, and regarding the criterion of significant increase in the level of risk, the Group considers the difference of two points up between the initial classification of operation’s risk level and the current risk level assessment. This differential can be given by the assessment of the customer’s rating by the Credit Department with subsequent approval by the Credit Committee. The Group assesses the risk profile of each customer, always taking into account the following topics, among other aspects: i) company’s profile; ii) area of activity; iii) macroeconomic performance; and iv) structure of the operation and its guarantees.

c.	Derivative financial instruments and hedge accounting

Derivatives

These operations are registered and held in custody at B3 S.A.. The risk management area monitors daily the Group’s compliance with the parameters defined in the Group’s Risk Policy. The Group’s policy aims to establish the tolerances of the Management Committee of BR Partners Group to the market risk exposure, define the techniques to effectively manage, mitigate and prevent excessive exposure to market risk. The fair value of derivative financial instruments is calculated based on the market prices of their underlying assets (fair value). The operations currently aim to offset risks arising from exposure to changes in the fair value of assets or liabilities and are accounted for at fair value in equity accounts, with realized and unrealized gains and losses recognized in income (loss) for the year. Contract values or notional values are recorded in memorandum accounts.

Derivatives are classified according to the Management’s intention, on the date of contracting the transaction, considering whether their purpose is to hedge against risks or not. Operations that utilize financial instruments for portfolio hedge or that do not fulfill the protection criteria (especially derivatives utilized to manage global risk exposure), are recorded at fair value, with realized and unrealized gains and losses, directly recognized in the income (loss).

Hedge Accounting

Derivative financial instruments used for hedge accounting are recorded at the Group, classified as fair value hedge, based on the strategy of mitigating the interest rate risks of funding, operating with futures contracts, as a way of offsetting exposures to changes in the fair value. The Group’s policy aims to establish the tolerances of the Management Committee of BR Partners Group to market risk exposure, and to define the techniques to effectively manage, mitigate and prevent excessive exposure to market risk. The Group determines the relationship between the instruments and hedged items in such a way that the fair value of said instruments is expected to be in opposite directions and in the same proportions. The established hedge ratio is always 100% of the hedged risk. Hedge operations were evaluated as effective, whose proof of hedge effectiveness corresponds to the range of 80% to 125%.

To assess the effectiveness of the strategy, the Group adopts the dollar offset method, which consists of calculating the difference between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributed to changes in the interest rate.

The Group maintains a fair value hedge structure for the years ended December 31, 2025 and 2024, as presented in Note 7e.

d.	Property, plant and equipment

Property, plant and equipment items are stated at historical cost of acquisition less depreciation and any unrecoverable accumulated loss. The historical cost includes directly attributable expenditures necessary for preparing the asset for the use intended by Management. Depreciation of assets is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, as follows:

Machinery and equipment	10 years
Facilities	10 years
Furniture and equipment in use	10 years
Right-of-use of real estate (1)	10 years
IT and telephony equipment	5 years

(1)	Includes underlying assets identified in lease agreements.

Depreciation methods, useful lives and residual values are reviewed at each reporting period. Any gains and losses on disposal of property, plant and equipment items are recognized in income (loss).

e.	Intangible assets

Intangible assets are represented by the license acquired to operate and exercise the private activities of Financial Institutions previously carried out by Banco Porto Seguro S.A. in the partial spin-off process registered in the Minutes of the Shareholders’ Meeting held on April 30, 2012, and registered with BR Partners Participações Financeiras Ltda., the parent of BR Partners Banco de Investimento S.A. These assets are measured at fair value, less accumulated impairment losses.

Acquired software licenses are also included in intangible assets and are stated at historical cost less amortization and accumulated impairment losses. Amortization is in accordance with the acquisition contract and may vary or may even be undefined; when determinate, it is calculated using the straight-line method to allocate the cost of software licenses acquired during the estimated useful life of the contract.

Estimated useful lives are as follows:

Software and other intangible assets	01−05 years
Goodwill	Undetermined

f.	Financial liabilities

Financial liabilities at amortized cost are stated at known or estimated cash flows, less corresponding expenses to be appropriated, plus charges and monetary correction and foreign exchange changes incurred up to the statement of financial position closing date.

Financial liabilities at fair value through profit or loss are initially measured at their fair value. The initial measurement of other financial instruments is based on their fair value but adjusted in respect of any transaction costs that are incremental and directly attributable to the acquisition or issue of the financial instrument.

g.	Income taxes

Income tax expenses comprise current and deferred corporate income tax (IRPJ) and social contribution (CSLL). Current taxes and deferred taxes are recognized in profit or loss unless they are related to the business combination, or items directly recognized in shareholders’ equity or other comprehensive income.

The current income tax and social contribution charges are calculated based on tax laws effective on statement of financial position date.

Deferred tax assets and liabilities include temporary differences identified as values expected to be paid or recovered upon differences between accounting values of assets and liabilities, and their respective calculation basis, and accumulated tax credits and losses. These values are measured at the rates expected to be applied in the period in which the asset will be realized or liability will be liquidated.

Tax credits on temporary differences will be realized when respective provisions are used and/or reversed.

h.	Provisions

The recognition, measurement and disclosure of contingent assets and liabilities and legal obligations are executed as follows:

Contingent assets: it is likely with an asset arising from past events and whose existence will be confirmed only on the occurrence of one or more uncertain future events not completely under the Group’s control. As of December 31, 2025 and 2024 the Group has not recorded contingent assets.

Contingent liabilities: are formed considering the opinion of legal advisors, nature of lawsuits, similarity with previous proceedings, complexity and positioning of Courts. Whenever the loss is assessed as probable, the Group sets up a provision for the entire matter. For losses assessed as possible, the Group presents possible losses in an explanatory note and for losses assessed as remote, there is no disclosure in financial statements.

Legal obligations - tax and social security: arise from lawsuits related to tax obligations, where the subject being contested is their legality or constitutionality which, regardless of the assessment of the likelihood of success, have their amounts recognized in full in the financial statements.

The details of civil, tax and labor lawsuits are presented in Note 19b.

i.	Lease

An agreement is or contains a lease if transfers the right to control the use of an identified asset for a certain period in exchange for consideration. Thus, the Group starts to recognize the right-of-use assets and lease liabilities that represent its rights to use the asset and lease liabilities that represent its obligation to pay the lease.

j.	Capital

Preferred shares do not have voting rights but have priority over ordinary shares in the reimbursement of capital, in the event of liquidation, up to the amount of capital represented by such preferred shares and the right to receive a minimum dividend in accordance with the guidelines of Group’s Bylaws, as well as Law 6404/76 (Brazilian law applicable to a joint stock companies).

k.	Distribution of dividends

The distribution of mandatory minimum dividends to Group’s shareholders is recognized as a liability in financial statements. Any amount above the mandatory minimum is provisioned only on the date of its approval by the General Meeting.

l.	Revenue from contract with customer

Revenue recognition occurs at the time the service is completed and delivered to the customer, usually upon conclusion of the work.

Recognition of revenues from rendering of services

Revenue from contracts with customers sets forth a comprehensive framework for determining whether and when revenue is recognized, and how revenue is measured. Determining the moment of the transfer of control - at a specific point in time or overtime.

Obligations on performance and revenue recognition policies

Revenue is measured based on the consideration specified in the contract with customers. The Group recognizes the revenue when the control over the product or service is transferred to the client.

The table below provides information about the nature and time of the compliance with performance obligations under agreements with clients:

Type of service	Nature and timing of fulfillment of performance obligations	Revenue recognition policy
Commission, structuring and placement of securities - Treasury Sales & Structuring and Capital Markets	Commission on the placement and intermediation of securities on the market and by various types of financial services. It acts in the structuring and distribution of financial products developed specifically according to the needs of each customer.	Revenue is recognized at a specific point in time, being the placement of the security, through contractual fees and commission percentages, and the payment date which is stipulated in the contract.

Asset administration and management	BR Partners advises its customers in the process of asset management and Fund portfolio administration.	Revenue recognition takes place over time, by receiving monthly management fees charged for service provided.

Financial advisory and consulting - Investment Banking	BR Partners offers financial and strategic consulting services related to mergers and acquisitions, fundraising, strategic partnerships, joint ventures, and corporate restructuring.

Revenue recognition takes place at a specific point in time, when performance obligations established in the contract are met.

Revenue recognition takes place over time, due to the obligations entered into within the contract, in relation to financial advisory and business restructuring support.

m.	Use of estimates and judgments

In the preparation of these financial statements, Management used judgments and estimates that affect the Group’s application of accounting policies and amounts reported of assets, liabilities, revenues and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively and information on judgments is continuously reviewed on an annual basis.

Fair value of financial instruments

Financial instruments recorded at fair value in our consolidated financial statements are mainly comprised by financial assets measured at fair value through profit or loss, including derivatives and financial assets measured at fair value through other comprehensive income. The fair value of a financial instrument corresponds to the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date.

Financial instruments are categorized within a hierarchy based on the lowest level of information, which is significant for measuring fair value. For instruments classified as Level 3, we use our own judgment to arrive at the fair value measurement.

We base our judgment decisions on our knowledge and observations of the markets relevant to the individual assets and liabilities, and those judgments may vary based on market conditions. In applying our judgment, we look at a range of third-party prices and transaction volumes to understand and assess the extent of market benchmarks available and the judgments or modeling required in third-party processes. Based on these factors, we determine whether the fair values are observable in active markets or whether the markets are inactive. Imprecision in estimating unobservable market inputs can impact the amount of revenue or loss recorded for a particular position. Furthermore, while we believe our valuation methods are appropriate and consistent with those of other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value on the reporting date. For a detailed discussion of the determination of fair value of financial instruments please, see Note 3n.

Deferred tax assets

The tax credits on tax loss and negative basis of social contribution tax will be realized in accordance with the generation of taxable income. Such tax credits are recognized in the accounts based on the current expectations of their realization, considering technical studies and analysis performed by Management in the projections of future profits and determination of the expected time of realization.

Impairment of goodwill

At least annually, the Group assesses whether the current book value of goodwill has been impaired. The first step in the process requires the identification of independent cash-generating units (“CGUs”) and the allocation of goodwill to such units.

The economic-financial modeling was conducted in order to demonstrate its estimated cash generation capacity in the period considered under full operating and administrative conditions, with the following premises:

●	Free cash flow was analytically projected for a period of 5 years and considered perpetual after 2030, with a nominal growth of 5.7%;

●	For the annual period, the fiscal year from January 1 to December 31 was considered;

●	For the calculation of the present value, the half-year agreement was considered, that is, it is considered that cash flows are generated linearly throughout the year and, therefore, half of the year (mind -year point) is the one that best represents the Group’s average cash generation point; and

●	The flow was projected in local currency and the present value updated with a nominal discount rate.

The discount rate was obtained using the Capital Asset Pricing Model (“CAPM”) methodology, in which the cost of capital is estimated based on the estimated return required by the Group’s shareholders.

The calculation of the operating value is based on the cash flow of dividends for the next 5 years and the Group’s residual value thereafter (considering a growth rate in perpetuity of 5.9% for December 31, 2025), discounting these values at present value, using the nominal discount rate.

The recoverable amount of a cash-generating unit is determined based on calculations of the value in use. These calculations use cash flow projections, before income tax and social contribution, based on financial budgets for an 5-year period and perpetuity.

In the years ended December 31, 2025 and 2024, the Group carried out the annual impairment test of its CGU and did not record any impairment.

n.	Fair value estimate

i.	Accounting classification and fair values

The Group measures fair values using the following fair value hierarchy, which reflects the significance of the inputs used in making the measurements:

●	Level 1 - Prices quoted (not adjusted) in active markets for identical assets and liabilities;

●	Level 2 - The evaluation uses information, in addition to quoted prices included in Level 1, information included in level 1 that are observable in the market for the asset or liability, either directly (prices) or indirectly (derived from prices); and

●	Level 3 - The evaluation uses significant information which is not based on observable market data (i.e., non-observable inputs).

A summary of the fair value hierarchy of assets and liabilities at fair value, classified according to the Group’s pricing methodology is presented below:

Consolidated	Level 1	Level 2	Level 3	Total 12/31/2025
Financial assets at fair value through profit or loss
- Government bonds	11,369,995	-	-	11,369,995
- Private securities	-	174,349	-	174,349
- Investment fund quotas	78,749	-	89,557	168,306
- Derivative financial instruments	15,326	868,828	139,195	1,023,349
Financial assets at fair value through other comprehensive income
- Private securities	-	1,385,470	-	1,385,470
- Investment fund quotas(1)	259,072	1,664,213	-	1,923,285
Total assets at fair value	11,723,142	4,092,860	228,752	16,044,754

Financial liabilities at fair value through profit or loss
- Obligations for financial instruments sold	33,222	-	-	33,222
- Derivative financial instruments	29,376	294,129	20,946	344,451

Total liabilities at fair value	62,598	294,129	20,946	377,673

Consolidated	Level 1	Level 2	Level 3	12/31/2024
Financial assets at fair value through profit or loss
- Government bonds	8,684,734	-	-	8,684,734
- Private securities	-	405,612	-	405,612
- Investment fund quotas(1)	64,976	-	117,895	182,871
- Derivative financial instruments	21,272	940,253	109,665	1,071,190
Financial assets at fair value through other comprehensive income
- Private securities	-	1,063,568	-	1,063,568
- Investment fund quotas	-	1,316,089	-	1,316,089
Total assets at fair value	8,770,982	3,725,522	227,560	12,724,064

Financial liabilities at fair value through profit or loss
- Derivative financial instruments	21,943	277,535	17,837	317,315
Total liabilities at fair value	21,943	277,535	17,837	317,315

(1)	During the years ended December 31, 2025 and 2024, with the objective of supporting Management’s assessment with respect to assessing the fair value of these financial instruments classified as level 3, a Valuation Report was commissioned from a specialized company for the funds BR Partners Outlet Premium Fundo de Investimento em Participações – Multiestratégia – Responsabilidade Limitada (“FIP Outlet”) and BR Partners Fundo de Investimento Financeiro (“BR FIM”), which maintains in its portfolio mainly investments in equity investment funds. Management also carries out internal evaluations of investments. The funds under analysis were established as closed-end funds and not exclusive. For the years ended December 31, 2025 and 2024, no adjustment to the recoverable amount of these financial instruments was recorded in the financial statements.
ii.	Valuation techniques and unobservable assumptions

-	Financial assets measured at fair value - Level 2

Type	Valuation technique	Significant non-observable inputs	Relationship between significant non-observable inputs and measurement of fair value
Financial assets at fair value through profit or loss (government and private bonds)

Government bonds: The methodology used to calculate the fair value of Government Bonds consists of capturing the rates and curves disclosed by the market on each maturity of Government Bond, thereby obtaining the fair value when multiplying by the quantity existing in the portfolio.

Private securities: The methodology used to calculate the fair value of private securities consists of capturing the rates of the respective indexes (Pre, CDI (Interbank Certificate of Deposit), IPCA (Extended Consumer Price Index, in Portuguese), IGPM (General Index of market pricing) etc.), then the interest and the future value of the operations are calculated by multiplying by the principal, and after capturing their respective curves, fair value is then obtained, bringing the present value to the respective curve at maturity.

		Not applicable	Not applicable

Derivative financial instruments (Swap, NDF)

Swap models: The fair value is calculated based on the present value of the estimated future cash flows. Estimates of post-fixed rate future cash flows are based on quoted rates of Swap, future prices and interest rates on interbank loans. Estimated cash flows are discounted using a curve prepared based on similar sources and reflecting the relevant interbank reference rate used by market participants for this purpose when pricing interest rate Swap. The fair value estimate is subject to a credit risk adjustment that reflects the credit risk of the Group and the counterparty, calculated based on credit spreads derived from credit default swaps or current prices of traded securities.

Cash flow swap: the fair value will correspond to the sum of the fair value of each flow (according to the methodology described above), whereby the start date and expiration date of flows will be applied in substitution of the start date and expiration date of the operation, as well as the remaining balance to replace the principal.

NDF: The NDF (Non-Deliverable Forward) product, or even a forward contract, is an over-the-counter contract for the future purchase and sale of an asset, at a parity negotiated between the parties.

Since this is an over-the-counter contract, the size of the contract, as well as the expiration date, are freely agreed upon between the participants. Moreover, settlement takes place exclusively by difference (financial settlement) between the market price on the contract’s expiration date (or other dates, in the case of Asian) and the agreed price (in the case of a long position for a short position, it is the opposite); thus, there is no physical delivery of the asset.

The fair value of an NDF is obtained by estimating a future value based on the current price of the underlying asset, brought to maturity by the respective curves constructed from similar sources, and which reflect the relevant interbank reference rates used by market participants and brought to present value by the respective market curve.

		Not applicable	Not applicable
-	Financial assets measured at fair value - Level 3

Type	Valuation technique			Significant non-observable inputs	Relationship between significant non-observable inputs and measurement of fair value
Financial assets at fair value through profit or loss - Equity investment fund quotas	Discounted cash flows: The valuation model considers the present value of the expected future payments, discounted by a rate adjusted at risk.			Equity investment funds that have investments in real estate development and commercial companies which depend on non-observable factors in the market, and use, among other assumptions, expectations and projections of future results, growth rates, discount rates and inflation rates, among others.	Estimated fair value could increase (decrease) if: - expected cash flow would be higher (lower); or - the risk-adjusted discount rate is lower (higher).

Derivative financial instruments - Options

The fair value (price) of an option, i.e., its premium, is given by the possibility of exercising it. More specifically, it is given by the immediate possibility of exercise or by the possibility of being exercised later. Thus, the pricing of the premium consists of two types of values, respectively:

				The significant unobservable data used in the fair value measurement of derivative financial instruments (Options) classified as Level 3 are:	Significant changes in any of these inputs alone or in combination may result in significant changes in fair value.

●

Intrinsic value: which only exists when the value of the asset in the cash market is higher than the exercise price (strike price) in the case of a call option and the reverse for a put option. Therefore, an in-the-money option has intrinsic value.

● interest rate, ● dividends,

●

Time value: this is the difference between the premium and the intrinsic value of the option. So, this value depends on the price of the underlying asset, the option’s expiration time, the expected volatility of the underlying asset’s quotes, the interest rate, and in the case of the quota as an underlying asset, the expected dividends, as shown below:

● underlying asset price and ● volatility

Price of the Target Asset: according to the relationship between the price of the underlying asset on the spot market and the strike price of the option, options can be classified as:

		i.	In-the-money option: price of the underlying asset is higher than the strike price of the option in the case of the call option and lower in the case of the put option;

		ii.	At-The-Money option: price of the underlying asset is equal to the strike price of the call and put option;

		iii.	Out-of-the-money option: price of the underlying asset is lower than the strike price of the call option and higher for the put option.
Type	Valuation technique		Significant non-observable inputs	Relationship between significant non-observable inputs and measurement of fair value

	●	Time: the longer the time for the option to expire, the greater the premium value, as the greater the probability of exercising the option;

	●	Volatility: the greater and more frequent the price fluctuations, the greater the unpredictability of the exercise and, therefore, the greater the risk for the writer, which results in a higher premium as well;

	●	Interest rate: represents the opportunity cost of acquiring the underlying asset, so that the higher this cost of money, the more advantageous it becomes to buy the option than to buy the underlying asset directly. In the case of the call option, this relationship is reversed.

	●	Dividend: the higher the expected dividend payment, the greater the benefit of acquiring the share and, therefore, the higher the option premium.

The time value is gradually reduced until it reaches zero on the option’s expiration date.

Derivative financial instruments – Swap	The adjustments to fair value arising from the financing costs of certain derivative contracts reflect changes in the fair value of said contracts given their cash flow profile over time and/or the guarantees provided.		The unobservable data used in the fair value methodology of some swaps is related to internal funding rates.	Significant changes in internal funding rates can result in material changes in fair value.
iii.	Reconciliation of Level 3 fair values

The following table presents a reconciliation of all assets and liabilities measured at fair value, on a recurring basis, using relevant unobservable data (Level 3) during the years 2025 and 2024:

a.	Investment fund quotas

	FVTPL FIP Outlet (1)	FVTPL BR FIM (1)	Total
Balance at December 31, 2023	80,219	21,710	101,929
Acquisition of investment fund quotas	-	6,000	6,000
Fair value increase	7,736	2,230	9,966
Balance at December 31, 2024	87,955	29,940	117,895
Repayment of principal	(13,089)	-	(13,089)
Interest received	(20,140)	-	(20,140)
Fair value increase	948	3,943	4,891
Balance at December 31, 2025	55,674	33,883	89,557

b.	Derivative Financial Instruments

Options	FVTPL – Options (Asset)	FVTPL – Options (Liability)
Balance at December 31, 2023	4,924	(4,561)
Premiums paid (received)	59,693	(81,331)
Fair value increase (decrease)	(5,475)	14,050
Net result	(40,325)	54,005
Balance at December 31, 2024	18,817	(17,837)
Premiums paid (received)	106,238	(4,522)
Fair value increase (decrease)	(18,816)	17,837
Net result	87,422	13,315
Balance at December 31, 2025	106,239	(4,522)

Swap	Asset	Liabilities
Cost value	(2,017)	-
Fair value adjustment	61,392	-
Fair value adjustment (level 3)	31,802	-
Credit Valuation Adjustment	(329)	-
Balance at December 31, 2024	90,848	-
Cost value	(37,795)	(19,702)
Fair value adjustment	39,353	(8,250)
Fair value adjustment (level 3)	31,443	11,528
Credit valuation adjustment	(45)	-
Balance at December 31, 2025	32,956	(16,424)
Change in funding valuation adjustment	(359)	11,528

Total derivative financial instruments in Level 3 at December 31, 2025	139,195	20,946
Total derivative financial instruments in Level 3 at December 31, 2024	109,665	17,837

iv.	Sensitivity analysis of financial assets classified as Level 3

The sensitivity analysis for Level 3 financial instruments is essential to understand the uncertainty associated with fair value estimates. These instruments are measured based on unobservable market data, which implies a significant degree of judgment and estimation by management.

To perform this analysis, we consider the main assumptions that influence fair value, such as discount rates, volatility, average internal funding rate, and other factors specific to financial instruments. For example, a variation in the discount rate can have a substantial impact on fair value, reflecting changes in market conditions or economic expectations.

Additionally, the volatility of the prices of underlying assets can directly affect the valuation of Level 3 financial instruments. Higher volatility can increase uncertainty and, consequently, the range of possible variations in fair value.

Other factors, such as changes in economic conditions or the regulatory environment, can also influence fair value estimates. Management monitors these assumptions and adjusts valuations as necessary to ensure that the reported values adequately reflect market conditions and associated risks, as well as the interrelationships that exist between these variables and the fair value of these financial instruments.